Post-Retirement and Other Long-Term Employees Benefits - Changes in Benefit Obligation and Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Change in plan assets:
Plan assets at fair value at beginning of year	$ 378
Employer contributions	34	30
Plan assets at fair value at end of year	422	378
Net amount recognized in the balance sheet consisted of the following:
Non-current assets	5	1
Long-term liabilities	(477)	(409)
Unrealized gain (loss) on defined benefit pension plans [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	794	701
Service cost	40	34	25
Interest cost	31	33	26
Employee contributions	6	7
Benefits paid	(21)	(20)
Effect of settlement	(31)	(18)
Actuarial (gain) loss	58	73
Transfer in	70	3
Transfer out	(70)	(3)
Plan amendment	4
Foreign currency translation adjustment	20	(16)
Benefit obligation at end of year	901	794	701
Change in plan assets:
Plan assets at fair value at beginning of year	378	372
Expected return on plan assets	18	20	18
Employer contributions	34	30
Employee contributions	6	7
Benefits paid	(11)	(8)
Effect of settlement	(30)	(16)
Actuarial gain (loss)	17	(25)
Transfer in	40	1
Transfer out	(40)	(1)
Foreign currency translation adjustments	10	(2)
Plan assets at fair value at end of year	422	378	372
Funded status	(479)	(416)
Net amount recognized in the balance sheet consisted of the following:
Non-current assets	5	1
Current liabilities	(16)	(16)
Long-term liabilities	(468)	(401)
Net amount recognized	(479)	(416)
Other Pension Plans, Defined Benefit [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	52	50
Service cost	9	8	8
Interest cost	3	3	2
Benefits paid	(3)	(2)
Actuarial (gain) loss	2	(5)
Transfer in	3	1
Transfer out	(3)	(1)
Foreign currency translation adjustment		(2)
Benefit obligation at end of year	63	52	50
Change in plan assets:
Funded status	(63)	(52)
Net amount recognized in the balance sheet consisted of the following:
Current liabilities	(3)	(3)
Long-term liabilities	(60)	(49)
Net amount recognized	$ (63)	$ (52)